Share-Based Compensation And Other Related Information	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation And Other Related Information

21. SHARE CAPITAL AND STOCK-BASED COMPENSATION

a.	Stock options and Common Shares issued as compensation ("Compensation Shares")
For the year ended December 31, 2019, the total share-based compensation expense relating to stock options and Compensation Shares was $4.4 million (2018 - $3.0 million) and is presented as a component of general and administrative expense.

i.	Stock options
During the year ended December 31, 2019, the Company granted 22,788 (2018 – 149,163 stock options) stock options.
During the year ended December 31, 2019, the Company issued 244,299 common shares (2018 – 125,762 shares) in connection with the exercise of stock options.

ii.	Replacement options
Following completion of the Tahoe Acquisition (Note 8), the Company issued 835,874 replacement options to eligible Tahoe option holders. These replacement options were fully vested with 12 months of remaining contractual life upon issuance and various exercise prices between CAD $20.52 and CAD $97.26.

iii.	Compensation shares
During the year ended December 31, 2019, 22,335 common shares were issued to Directors in lieu of Directors fees of $0.2 million (2018 - 10,338 shares in lieu of fees of $0.2 million).
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2017	936,123	$16.56
Granted	149,163	$17.53
Exercised	(125,762)	$11.14
Expired	(211,614)	$24.90
Forfeited	(49,523)	$19.49
As at December 31, 2018	698,387	$15.00
Granted	22,788	26.54
Granted pursuant to the Tahoe Acquisition (Note 8)	835,874	$48.47
Exercised	(244,299)	$15.10
Expired	(141,604)	58.45
Forfeited	(27,798)	$34.00
As at December 31, 2019	1,143,348	$33.84

The following table summarizes information about the Company's stock options outstanding at December 31, 2019:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2019	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2019	Weighted Average Exercise Price CAD$
$9.76 - $23.61	476,368	47.33	$14.96	401,790	$14.48
$23.62 - $35.21	150,614	14.30	$27.72	127,826	$27.94
$35.22 - $46.53	179,488	4.34	$41.72	179,488	$41.72
$46.54 - $54.15	189,106	2.05	$51.60	189,106	$51.60
$54.16 - $97.26	147,772	2.34	$68.63	147,772	$68.63
	1,143,348	22.93	$33.84	1,045,982	$35.16

The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2019	2018
Expected life	4.0	4.0
Expected volatility	37.1%	43.8%
Expected dividend yield	1.0%	2.1%
Risk-free interest rate	2.0%	2.5%
Weighted average exercise price (CAD$)	$26.54	$17.53
Weighted average fair value (CAD$)	$8.34	$5.90

b.	PSUs
PSUs are notional share units that mirror the market value of the Company’s Common Shares. Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The Board of Directors approved the issuance of 75,311 PSUs for 2019 with a share price of CAD $24.88 (2018 - 117,328 PSUs approved at a share price of CAD $17.48). Compensation expense for PSUs was $2.2 million for the year ended December 31, 2019 (2018 - $1.0 million) and is presented as a component of general and administrative expense.
At December 31, 2019, the following PSUs were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2017	166,344	$2,611
Granted	117,328	1,532
Paid out	(73,263)	(1,528)
Forfeited	—	—
Change in value	—	476
As at December 31, 2018	210,409	$3,091
Granted	75,311	1,784
Paid out	(38,119)	(903)
Forfeited	—	—
Change in value	—	1,924
As at December 31, 2019	247,601	$5,896

c.	RSUs
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. The RSUs are settled in cash or Common Shares at the discretion of the Board of Directors and vest in three installments, the first 33.3% vest on the first anniversary date of the grant, the second 33.3% vest on the second anniversary date of the grant, and a further 33.3% vest on the third anniversary date of the grant. Additionally, RSU value is adjusted to reflect dividends paid on Common Shares over the vesting period.
Compensation expense for RSUs was $2.5 million for the year ended December 31, 2019 (2018 – $1.7 million) and is presented as a component of general and administrative expense.
At December 31, 2019, the following RSUs were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2017	262,013	$4,098
Granted	244,961	3,207
Paid out	(156,715)	(2,181)
Forfeited	(21,436)	(313)
Change in value	—	(1,187)
As at December 31, 2018	328,823	$3,624
Granted	146,594	3,891
Paid out	(157,584)	(3,140)
Forfeited	(18,617)	(441)
Change in value	—	3,173
As at December 31, 2019	299,216	$7,107

d.	Issued share capital
The Company is authorized to issue 400,000,000 Common Shares without par value.

e.	Dividends
The Company declared the following dividends for the years ended December 31, 2019 and 2018:

Declaration Date	Record date	Dividend per common share
February 19, 2020 (1)	March 2, 2020	$0.0500
November 6, 2019	November 18, 2019	$0.0350
August 7, 2019	August 19, 2019	$0.0350
May 8, 2019	May 21, 2019	$0.0350
February 20, 2019	March 4, 2019	$0.0350
November 6, 2018	November 19, 2018	$0.0350
August 8, 2018	August 20, 2018	$0.0350
May 9, 2018	May 22, 2018	$0.0350
February 20, 2018	March 5, 2018	$0.0350

(1)	These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.